Payments, by Category - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Total	Exxon Mobil Corp (Dodd Frank Only) [Member]	ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]	Imperial Oil Limited [Member]	ExxonMobil Canada Investments Company [Member]	ExxonMobil Canada Energy [Member]	ExxonMobil Canada Properties [Member]	Esso Exploration and Production UK Limited [Member]
Payments:
Taxes	$ 14,299.7	$ 11,220.2	$ 2,072.2	$ 898.2	$ 9.6			$ 99.5
Royalties	5,906.2	4,105.8	351.0	1,159.9	275.0		$ 14.5
Fees	347.8	296.5	8.2	36.1	3.2	$ 0.0	3.8
Prod. Entitlements	11,405.2	7,912.4	3,492.9
Bonuses	2.1	2.1
Dividends	421.2	421.2
Infrastructure	9.5	0.6	8.9
Comm. Social Resp.	62.5	62.5
Total Payments	$ 32,454.2	$ 24,021.1	$ 5,933.1	$ 2,094.2	$ 287.9	$ 0.0	$ 18.3	$ 99.5